Agribusiness Receivables Certificates - Composition of Agribusiness Receivables Certificates (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Total borrowings	R$ 1,225,570	R$ 965,475	R$ 710,552	R$ 242,404
Current	918	0
Non-current	404,647	0
Agribusiness Receivables Certificates
Disclosure of detailed information about financial instruments [line items]
Total borrowings	405,565	R$ 0
Current	918
Non-current	404,647
Agribusiness Receivables Certificates | Deferred Financing Costs Netting
Disclosure of detailed information about financial instruments [line items]
Total borrowings	R$ (15,353)
Serie I
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	3.00%
Borrowings, gross	R$ 69,006
Serie II
Disclosure of detailed information about financial instruments [line items]
Interest rate on receivables (in percent)	14.20%
Borrowings, gross	R$ 351,912